Cover	Oct. 25, 2021
Document Information Line Items
Entity Registrant Name	Linde plc
Entity Central Index Key	0001707925
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 25, 2021
Entity Incorporation State Country Code	L2
Entity File Number	001-38730
Entity Tax Identification Number	98-1448883
Entity Address Address Line 1	The Priestley Centre
Entity Address City Or Town	Guildford
Entity Address Address Line 2	10 Priestley Road
Entity Address Address Line 3	Surrey Research Park
City Area Code	1483
Local Phone Number	242200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares (€0.001 nominal value per share)
Trading Symbol	LIN
Security Exchange Name	NYSE
Entity Address Postal Zip Code	GU2 7XY
Entity Address Country	GB
Entity Address Region	Surrey
Country Region	44
UNITED STATES [Member]
Document Information Line Items
Entity Address Address Line 1	10 Riverview Dr.
Entity Address City Or Town	Danbury
Entity Address State Or Province	CT
Entity Address Postal Zip Code	06810
Entity Address Country	US